Distribution of Profit (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Distribution of Profit (Details) [Line Items]
Offset historical aggregated amounts				¥ 18,424
Net income			¥ 32,989				¥ 32,989
General reserve, rate					10.00%
Percent of respective registered capital					50.00%
General reserve					¥ 4,532	¥ 5,491
Percent of after-tax profits					25.00%
Education development reserve					¥ 48,875	46,892
Dividends paid						¥ 6,432	¥ 166,688
Dividend Declared [Member]
Distribution of Profit (Details) [Line Items]
Dividends	¥ 8,564	$ 1,240